UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.24%, 2/01/16 (a)	$3,000	$3,000,000
0.33%, 3/01/16 (a)	2,000	1,999,468
0.35%, 3/23/16 (a)	2,000	1,999,008
0.45%, 7/20/17 (b)	1,000	999,925
0.44%, 8/16/17 (b)	1,000	999,844
0.44%, 10/05/17 (b)	750	749,808
Fannie Mae Discount Notes (a):
0.26%, 2/03/16	1,300	1,299,981
0.25%, 2/17/16	4,300	4,299,522
0.53%, 7/13/16	1,500	1,496,400
Federal Farm Credit Bank:
0.20%, 2/04/16 (a)	2,200	2,199,963
0.42%, 11/10/16 (b)	1,000	999,922
0.45%, 3/16/17 (b)	1,000	999,771
0.56%, 4/24/17 (b)	500	499,968
0.50%, 11/20/17 (b)	500	499,955
0.46%, 11/22/17 (b)	1,000	999,816
Federal Home Loan Bank:
0.18%, 2/01/16 (a)	1,000	1,000,000
0.22%, 2/10/16 (a)	1,000	999,944
0.23%, 2/19/16 (a)	2,000	1,999,766
0.30%, 2/22/16 (a)	3,000	2,999,475
0.29%, 2/26/16 (a)	1,000	999,799
0.30%, 3/02/16 (a)	1,500	1,499,606
0.30%, 3/02/16 (a)	2,000	1,999,505
0.25%, 3/08/16 (a)	1,000	999,750
0.32%, 3/14/16 (a)	1,000	999,627
0.38%, 4/08/16 - 4/29/16 (a)	1,700	1,698,477
0.38%, 4/08/16 - 4/29/16 (a)	3,000	2,997,687
0.36%, 4/13/16 (a)	1,500	1,498,920
0.40%, 4/22/16 - 4/27/16 (a)	3,920	3,916,413
0.39%, 5/26/16 (a)	1,000	998,754
0.34%, 11/25/16 (b)	1,000	1,000,000
0.57%, 1/06/17 (b)	1,000	1,000,000
0.18%, 2/07/17 (b)	500	499,919
Federal Home Loan Bank Discount Notes, 0.31%, 2/12/16 (a)	735	734,930
Federal Home Loan Mortgage Corp., 0.30%, 2/02/16 (a)	280	279,998
Freddie Mac:
0.30%, 2/03/16 - 2/05/16 (a)	641	640,984
0.23%, 3/10/16 (a)	1,000	999,757
0.32%, 4/06/16 (a)	1,000	999,422
0.49%, 4/11/16 (a)	2,000	1,998,095
0.46%, 4/14/16 (a)	3,000	2,997,202
0.36%, 4/20/16 (a)	1,000	999,232
0.51%, 4/27/16 (a)	1,500	1,498,173
0.44%, 6/02/16 (a)	1,500	1,497,763
0.56%, 7/21/17 (b)	1,000	999,849
Freddie Mac Discount Notes (a):
0.19%, 2/25/16	950	949,880

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (continued):
0.46%, 7/22/16	$2,000	$1,995,604
Total U.S. Government Sponsored Agency Obligations — 68.3%		66,741,882

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.23%, 2/04/16	4,000	3,999,928
0.60%, 6/16/16	1,000	997,790
U.S. Treasury Notes:
4.50%, 2/15/16	2,000	2,003,239
0.36%, 10/31/16 (b)	1,000	1,000,000
0.47%, 10/31/17 (b)	1,219	1,218,064
Total U.S. Treasury Obligations — 9.4%		9,219,021

Repurchase Agreements
BNP Paribas Securities Corp., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,029, collateralized by various U.S. Treasury Obligations, 1.00% to 3.63%, due 9/15/18 to 8/15/43, original par and fair values of $947,000 and $1,020,088, respectively)	1,000	1,000,000
BNP Paribas Securities Corp., 0.37%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,031, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 6.27%, due 4/15/24 to 8/15/44, original par and fair values of $7,787,886 and $1,063,484, respectively)	1,000	1,000,000
BNP Paribas Securities Corp., 0.32%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $3,000,187, collateralized by various U.S. Treasury Obligations, 0.25% to 3.63%, due 10/15/17 to 8/15/43, original par and fair values of $2,792,900 and $3,060,038, respectively)	3,000	3,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $5,143,610)		5,000,000

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,028, collateralized by a U.S. Treasury Obligation, 2.50%, due 2/15/45, original par and fair value of $1,075,000 and $1,022,277, respectively)	$1,000	$1,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,022,277)		1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $9,966,266, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $8,397,400 and $10,165,360, respectively)	9,966	9,966,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,028, collateralized by a U.S. Government Sponsored Agency Obligation, 1.68%, due 8/25/41, original par and fair value of $10,673,839 and $1,020,000, respectively)	1,000	1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $11,185,360)		10,966,000
Mizuho Securities USA, Inc., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,029, collateralized by various U.S. Government Sponsored Agency Obligations, 5.47% to 6.17%, due 3/25/36 to 1/25/42, original par and fair values of $21,680,465 and $1,070,000, respectively)	1,000	1,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,022,277)		1,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,024, collateralized by a U.S. Treasury Obligation, 1.38%, due 9/30/18, original par and fair value of $1,005,400 and $1,020,024, respectively)	$1,000	$1,000,000
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,026, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.17%, due 1/15/42 to 12/20/45, original par and fair values of $1,160,750 and $1,029,703, respectively)	1,000	1,000,000
Total Value of RBC Capital Markets LLC (collateral value of $2,049,727)		2,000,000
TD Securities (USA) LLC, 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,028, collateralized by a U.S. Treasury Obligation, 0.00%, due 7/28/16, original par and fair value of $1,022,300 and $1,020,051, respectively)	1,000	1,000,000
TD Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $1,000,029, collateralized by a U.S. Treasury Obligation, 2.00%, due 11/30/20, original par and fair value of $990,200 and $1,020,058, respectively)	1,000	1,000,000
Total Value of TD Securities (USA) LLC (collateral value of $2,040,109)		2,000,000
Total Repurchase Agreements — 22.5%		21,966,000
Total Investments (Cost — $97,926,903*) — 100.2%		97,926,903
Liabilities in Excess of Other Assets — (0.2)%		(198,465)

Net Assets — 100.0%		$97,728,438

2	BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Government Sponsored Agency Obligations	—	$66,741,882	—	$66,741,882
U.S. Treasury Obligations	—	9,219,021	—	9,219,021
Repurchase Agreements	—	21,966,000	—	21,966,000

Total	—	$97,926,903	—	$97,926,903

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $90 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2016	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 22, 2016